Equity Incentive Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Incentive Plans [Abstract]
Equity Incentive Plans

Note 8: Equity Incentive Plans

2006 Plan:

In 2006, The Tile Shop created an equity incentive deferred compensation plan for certain key employees. The plan provisions called for granting participation units to key employees to allow them to participate in the increased value of The Tile Shop. All the units vested immediately, which were accounted for under ASC 718 and classified as liabilities. The Company measured the liability at intrinsic value at each reporting period. Fluctuations in the intrinsic value of the liability award were recorded as increases or decreases in compensation expense immediately as the awards were fully vested at the grant date. The intrinsic value was calculated based on the difference between FMV of the Company's common unit, based on an analysis of enterprise value at each valuation date, and the initial FMV determined in accordance with the Plan.

Effective immediately prior to the consummation of the Business Combination, The Tile Shop terminated the 2006 Plan and agreed to make a lump-sum cash payment to each holder of the equity units one day following the first anniversary of the effective date of the Business Combination. The Company recognized compensation expense of $0 and $1.2 million for the three months ended March 31, 2013 and 2012 related to this Plan.

As of March 31, 2013, the Company has a deferred compensation liability of $6.0 million related to this terminated 2006 Plan included in current liabilities.

Stock based compensation:

The Company measures and recognizes compensation expense for all stock-based awards at fair value. The financial statements for the three months ended March 31, 2013 and 2012 include compensation cost for the portion of outstanding awards which have vested during those periods. The Company recognizes stock based compensation costs on a straight-line basis over the requisite service period of the award, which is generally the option vesting term. For the three months ended March 31, 2013 and 2012 total stock based compensation was $0.8 million and $0, respectively, was included in selling, general and administrative expenses in the accompanying condensed consolidated statements of income.

As of March 31, 2013, the Company had 1,992,000 outstanding stock-based awards at a weighted average strike price of $11.07.

Restricted stock:

The Company awards restricted common shares to selected employees, and non-employee directors. Recipients are not required to provide any consideration other than continued service. Company share awards are subject to certain restrictions on transfer, and all or part of the shares awarded may be subject to forfeiture upon the occurrence of certain events, including employment termination. The restricted stock is valued at its grant date fair value and expensed over the requisite service period or the vesting term of the awards. For the three months ended March 31, 2013 and 2012 total stock based compensation was $0.3 million and $0, respectively, was included in selling, general and administrative expenses in the accompanying condensed consolidated statements of income.

As of March 31, 2013, the Company had 295,000 outstanding restricted common shares.

Note 11: Equity Incentive Plans

2006 Plan:

In 2006, The Tile Shop created an equity incentive deferred compensation plan for certain key employees. The plan provisions called for granting participation units to key employees to allow them to participate in the increased value of The Tile Shop. Under the plan, the units granted were payable in cash on the 10th or 15th anniversary of the award, except in the event of death or a change of control in The Tile Shop, in which case settlement would occur on date of death of employee or date of change or control. On the settlement date, the participants will be paid cash equal to the difference between Fair Market Value as determined in accordance with the plan ("FMV") of The Tile Shop's common units as of the valuation date immediately preceding the exercise date less the initial FMV multiplied by the number of units.

In June 2006, 600,000 units were granted, which were exercisable on the 10th anniversary of the award. The initial FMV of the units was $1.203 per unit. The second grant of 200,000 units occurred on May 25, 2007 at an initial FMV of $2.1245 per unit which are exercisable on the 15th anniversary of the award. The final grant under the plan was on made January 1, 2009 for 200,000 units, which are exercisable on the 15th anniversary of the award. The initial FMV for these units was $3.1725 per unit. All the units vested immediately. These awards were accounted for under ASC 718 and classified as liabilities. The Company measured the liability at intrinsic value at each reporting period. Fluctuations in the intrinsic value of the liability award were recorded as increases or decreases in compensation expense immediately as the awards were fully vested at the grant date. The intrinsic value was calculated based on the difference between FMV of the Company's common unit, based on an analysis of enterprise value at each valuation date, and the initial FMV determined in accordance with the plan.

Effective immediately prior to the consummation of the Business Combination, The Tile Shop terminated the 2006 Plan and agreed to make a lump-sum cash payment to each holder of the equity units one day following the first anniversary of the effective date of the Business Combination. The Company recognized compensation expense of $3.3 million, $2.2 million and $0.5 million for the years ended December 31, 2012, 2011 and 2010, respectively, related to this plan. As of December 31, 2012, the Company has a deferred compensation liability of $6.0 million related to this terminated 2006 Plan which is included in current liabilities.

January 2012 Plan:

On January 1, 2012, The Tile Shop granted and issued 233,500 Series 2012 Participating Capital Appreciation Common Units ("Restricted Stock Units") to two members of its board of managers. The Restricted Stock Units are a new series of common units designated by the board of managers. These awards will vest equally over a four year period on the anniversary of issuance, except on occurrence of a significant event in which they will vest immediately. The Restricted Stock Units are subject to a recapture amount of $300 million as of the issue date, reduced from time to time by the aggregate amount of distributions (not including tax distributions) made, from and after the issue date, by The Tile Shop to the common holders with respect to their common units. No distributions were to be paid to the Series 2012 holders with respect to their Series 2012 units until the date that the common holders collectively have received distributions (not including tax distributions) of $300 million.

These awards were accounted for under ASC 718 and were classified as liabilities and measured at intrinsic value. Pursuant to the plan, effective immediately prior to the consummation of the Business Combination, the Restricted Stock Units fully vested. As a result, the Company recorded a $0.5 million charge to the income statement to record the deferred compensation expense resulting from the accelerated vesting of the Restricted Stock Units. The Company has recognized compensation cost of $0.6 million for the year ended December 31, 2012 related to these units. As a part of the Business Combination transaction the Restricted Stock Units were exchanged for common shares of the Company.

2012 Plan:

Under the 2012 Equity Award Plan (the "2012 Plan"), 2,500,000 shares of the Company's common stock were initially reserved for issuance pursuant to a variety of stock-based compensation awards, including stock options, and restricted stock awards. The number of shares initially reserved for issuance or transfer pursuant to awards under the 2012 Plan will be increased on the first day of each calendar year beginning in 2013 and ending in 2022, in an amount equal to the lesser of (A) 2,500,000 shares, (B) six percent (6%) of the shares of common stock outstanding (on an as-converted basis) on the last day of the immediately preceding calendar year, and (C) such smaller number of shares of stock as determined by the Company's board of directors. After December 31, 2012, the Company's board of directors (i) acknowledged that 2,500,000 shares of common stock were added to the 2012 Plan reserve effective January 1, 2013 in accordance with the automatic share increase provision of the 2012 Plan, (ii) amended the 2012 Plan to eliminate the automatic share increase for subsequent years, and (iii) amended the 2012 Plan to authorize grants of performance-based awards, which may be paid in cash or equity, and determined to seek shareholder approval of the performance-based award amendment.

Stock Options:

On August 21, 2012 and in December 2012, the Company granted stock options to its employees that included both service condition requirements and market conditions. The options issued provide for the options to be vested in two different tranches:

(1)	two-thirds of the total grant vests 25% on each anniversary of the grant date for four years provided the employee has provided continued service; and

(2)	one-third of the total grant vests 25% on each anniversary of the grant date based both on the appreciation in the price of the Company's common stock by 20% annually and continued service to the Company.

The options provide for certain acceleration of vesting and cancellation of options under different circumstances, such as a change in control, death, disability and termination of service. For the portion of the options that vest only based upon a service condition, the Company recognizes compensation expense net of forfeitures on a straight-line basis over the requisite service period. For the portion of the options that contain both a market and service condition, the Company recognizes compensation expense, net of forfeitures, using graded vesting over the requisite service period.

The fair value of each option grant containing only a service condition was estimated on the date of grant using the Black-Scholes option pricing. The assumptions used in the option valuation models are outlined in the following table:

2012
Risk-free interest rate	.60 - .62
Expected life	5.5 - 7 years
Expected volatility	38% - 46%
Expected dividend rate	-

The fair value of each option grant containing market and service conditions was estimated on the date of grant using a Monte Carlo Simulation analysis valuation model and assumes that price target thresholds will be achieved. If such price target thresholds are not met, compensation cost is not reversed. The inputs for expected volatility, expected dividends, and risk-free rate used in estimating those options' fair value are the same as those noted in the table related to options issued with service conditions only, except the expected life for the options granted that contain market conditions is derived from the pricing model.

The computation of the expected volatility assumptions used in the option valuation models was based on historical volatilities and implied volatilities of peer companies. The Company utilized the volatilities of peer companies due to its lack of extensive history. For the options containing only a service condition, the Company used the "simplified" method for an expected life as prescribed in SEC Staff Accounting Bulletin ("SAB") No. 110, for companies that do not have adequate historical data. The risk-free interest rate was based on the U.S. Treasury yield at the time of grant. The expected dividend yield was zero based on the fact the company has not paid dividends, nor does it intend to pay dividends in the future.

Stock based compensation related to options for the years ended December 31, 2012, 2011 and 2010 was $1.3 million ($0.02 per share basic), $0, and $0, respectively, and was included in selling, general and administrative expenses in the consolidated statements of income. As of December 31, 2012, the total future compensation cost related to non-vested options not yet recognized in the consolidated statement of income was $7.8 million, of which $2 million is attributable to vesting upon price target thresholds being met and $5.7 million is attributable to time-based vesting. That cost is expected to be recognized over a weighted-average period of 3.23 years. This is an estimate based on options currently outstanding and therefore this projected expense could be more in the future. No stock options vested during the year ended December 31, 2012. Using the closing stock price of $16.83, on December 31, 2012, the number of non-vested shares outstanding was 1,751,000 with an intrinsic value of $11.9 million.

The following table summarizes stock option activity:

	Options	Weighted Average Exercise Price
Outstanding at beginning of period	-	-
Granted	1,777,500	$10.10
Exercised	-	-
Cancelled/Forfeited	(26,500)	10.00
Outstanding at end of period	1,751,000	10.10
Options exercisable at end of period	-	-
Vested during the year	-	-
Non vested at December 31, 2012	1,751,000	$10.10

Using the Black-Scholes option pricing model, management has determined that the service conditions only options issued in 2012 have a weighted-average grant date fair value of $5.56. Using the Monte Carlo Simulation analysis valuation model for the portion of the options that have a market and a service condition, management has determined the weighted-average grant date fair value to be $4.46. Non-vested options at December 31, 2012 have an average weighted fair value of $5.19, and weighted average contractual life of 9.65 years. As of December 31, 2012, 1,640,000 options were expected to vest with an weighted average exercise price of $10.5 and weighted average remaining contractual life of 9.7 years.

Options outstanding as of December 31, 2012 are as follows:

Range of Exercise Price				Weighted - Average
			Options	Exercise Price	Remaining Contractual Life-Years
$10.00	to	$13.00	1,721,000	10	9.64
$13.01	to	$16.00	30,000	15.83	9.97

Restricted Stock:

Also on August 21, 2012, the Company granted an executive officer an award of 250,000 shares of restricted common stock of the Company, which vests and become unrestricted as to one-third of the total number of shares of common stock on each of December 31, 2013, 2014, and 2015, subject to continued service as an employee, officer, or director of the Company. Compensation expense is recognized on a straight-line basis over the requisite service period. The grant-date fair value of these awards, as determined by the fair market value on date of grant, was $11 per share.

Furthermore, the Company also granted 45,000 shares of restricted common stock to its directors which vest at the end of one year from date of grant subject to continued service as directors of the Company. The grant-date fair value of these awards, as determined by the fair market value on date of grant, was $11 per share. Compensation expense is recognized on a straight-line basis over the requisite service period.

The total expense associated with restricted stock for the year ended December 31, 2012 was $0.5 million. As of December 31, 2012, there was $2.8 million of total unrecognized expense related to unvested restricted stock awards, which are expected to vest, and are being amortized through 2015. The fair value of restricted stock granted in the 2012 fiscal year was $3.3 million. The total fair value of restricted stock that vested during the years ended December 31, 2012 was $0. Using the closing stock price of $16.83, on December 31, 2012, the number of restricted shares outstanding and expected to vest was 295,000, with an intrinsic value of $5 million.

Warrants:

In connection with the Merger, each outstanding JWCAC warrant that was formerly exercisable for one share of JWCAC common stock became exercisable for one share of the Company's common stock. Total warrants outstanding as of the merger date was 17,833,333 warrants at an exercise price of $11.50 per share, and an expiration date of August 21, 2017.

The warrants are listed for trading on the OTC market. The terms of the warrants include a provision (the "Price Reduction Provision") that requires the Company to reduce the exercise price by a stated formula if (i) the Company completes a transaction involving a reclassification or reorganization of the outstanding shares of its common stock, a merger or consolidation in which it is not the surviving company, or a sale of its assets and (ii) at least 30% of the consideration payable to common stockholders as a result of that transaction is not common stock listed on a national securities exchange or the OTC Bulletin Board.

The Company evaluated the warrants under Accounting Standards Codification ("ASC") Subtopic 815-40, Contracts in Entity's Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including common stock purchase warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed only to the issuer's common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer's common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on its evaluation, the Company concluded that the warrants are not indexed to the Company's common stock in the manner contemplated by ASC Section 815-40-15 because the transactions that will trigger the Price Reduction Provision are not inputs to the fair value of the warrants. Accordingly, the existence of the Price Reduction Provision in the warrants requires us to classify the warrants as a derivative liability. The change in the fair value of the warrants at the end of each reporting period is recognized in other income (loss).

The following table sets forth the changes in the number of warrants outstanding:

	Number of	Weighted Average
	Warrants	Exercise Price

Outstanding at December 31, 2011	-	-
Issued in Business Combination	17,833,333	11.50
Exercised	(347,938)	(11.50)
Outstanding at December 31, 2012	17,485,495	11.50

As of December 31, 2012, 17,485,495 warrants were outstanding and exercisable with a weighted average exercise price of $11.50, and a remaining contractual life of 4.64 years. No warrants were granted during the period ended December 31, 2012.